RELATED PARTY TRANSACTIONS (Details 1) - USD ($)		12 Months Ended
		Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Services fees		$ 879,796	$ 596,987	$ 426,084
Other revenue		1,016,040	60,657	0
Purchase of equipment		947,281	0	0
Disposal gain		9,025,511	0	211,818
Baby Tree Inc [Member]
Disposal gain	[1]	$ 3,043,589	$ 0	$ 0

[1]	As disclosed in Note 14(a)(3), the Group sold part of equity interest in Babytree Inc. to Gongying Fund and recognized $3,043,589 disposal gain.